Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 480,069	$ 462,271
Deferred	(226,991)	(187,441)
State
Change in valuation allowance	203,712	224,381
Income tax provision	$ 456,790	$ 499,211